Stock-Based Compensation and Other Benefit Plans (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2022	Jun. 26, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 17, 2019
Stock-Based Compensation and Other Benefit Plans (Details) [Line Items]
Shares authorized for issuance			172,021
Adjusted number of shares authorized for issuance			225,000
Compensation cost capitalized (in Dollars)			$ 0.1
Restricted Shares and Restricted Stock Units [Member]
Stock-Based Compensation and Other Benefit Plans (Details) [Line Items]
Shares authorized for issuance			4,500,000
Stock-based compensation expense recognized (in Dollars)			$ 0.9	$ 2.0
Unrecognized compensation costs (in Dollars)			$ 0.8
Estimated weighted average remaining vesting period			1 year 4 months 24 days
Restricted Shares and Restricted Stock Units [Member] | Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation and Other Benefit Plans (Details) [Line Items]
Common stock reserved					1,040,038
Shares authorized for issuance	2,934,962	525,000
Restricted Stock Units (RSUs) [Member] | Equity Incentive Plan [Member]
Stock-Based Compensation and Other Benefit Plans (Details) [Line Items]
Vesting period from the grant date or the first day of the service period			4 years